Segment Results - Additional Information (Details) $ in Thousands	6 Months Ended	9 Months Ended
	Jun. 30, 2021 USD ($) Segment	Sep. 30, 2021 USD ($) Segment	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Number of reporting segments | Segment	2	2
Description of primary reporting segments	i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Tara Facility.	i) Real Estate Services, which consists of the leasing and subleasing of long-term care and senior living facilities to third-party tenants, including the Company’s management of three facilities on behalf of third-party owners; and (ii) Healthcare Services, which consists of the operation of the Tara Facility.
Assets	$ 107,163	$ 107,024	$ 108,025
Real Estate Services
Segment Reporting Information [Line Items]
Assets	105,700	104,600
Healthcare Services
Segment Reporting Information [Line Items]
Assets	$ 1,500	2,400
Medicaid Overpayment
Segment Reporting Information [Line Items]
Assets		$ 1,000